Class A Common Stock Subject to Possible Redemption - Summary of Class A common stock subject to possible redemption (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 09, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Gross proceeds	$ 345,000,000.0		$ 345,000,000
Plus:
Accretion of carrying value to redemption value		$ 31,145,369
Class A common stock subject to possible redemption	$ 345,000,000	$ 345,000,000	345,000,000	$ 345,000,000	$ 0
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds			345,000,000
Less:
Proceeds allocated to Public Warrants			(12,213,000)
Class A common stock issuance costs			(18,932,369)
Plus:
Accretion of carrying value to redemption value			31,145,369
Class A common stock subject to possible redemption			$ 345,000,000